Class A Common Stock Subject to Possible Redemption - Summary of class A common stock subject to redemption (Detail) - USD ($)		12 Months Ended
	Feb. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering		$ 0	$ 400,000,000
Plus:
Class A common stock subject to possible redemption		79,739,786	400,000,000
Common Class A [Member]
Less:
Offering costs allocated to Class A common stock subject to possible redemption			(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount		4,101,927	45,817,580
Class A common stock subject to possible redemption		79,739,786	400,000,000
Redemption of Class A common stock subject to possible redemption amount		(324,362,141)
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering			400,000,000
Less:
Fair value of Public Warrants at issuance			$ (24,533,330)
IPO [Member] | Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds from Initial Public Offering	$ 400,000,000	$ 400,000,000